Operating Lease Right-of-Use Assets, Net (Details)			12 Months Ended
	Jul. 07, 2021 USD ($) m²	Jul. 07, 2021 CNY (¥) m²	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2019 m²
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Acers (in Square Meters)	74	74			126
Obtain right of use amount	$ 2,319,791	¥ 15,000,000
Paid installment			$ 2,319,791	¥ 15,000,000
Shou Hill Valley Area and Villas [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets			20 years	20 years
Shou Hill Valley Area and Villas [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets			12 years 6 months	12 years 6 months
Base Station Tower [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets			10 years	10 years
Base Station Tower [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net (Details) [Line Items]
Number of operating leases right-of-use assets			3 years	3 years